Note 3 - Business Combination (Details Textual) $ / shares in Units, $ in Thousands	Dec. 14, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Reviva Pharmaceuticals, Inc. [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Additional Shares to be Issued to Security Holders, Contingent on Stock Price Performance (in shares) | shares	1,000,000
Stock Price Performance, Milestone Period (Year)	3 years
Threshold Closing Price for Specified Number of Trading Days (in dollars per share)	$ 15
Threshold Trading Days for Sale of Shares (Day)	20 days
Threshold Consecutive Trading Days for Sale of Shares (Day)	30 days
Goodwill, Ending Balance | $	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total | $	$ 0
Reviva Pharmaceuticals, Inc. [Member] | Conversion of Reviva Common Stock into Company's Common Stock [Member]
Conversion of Stock, Conversion Rate	0.152268
Reviva Pharmaceuticals, Inc. [Member] | Conversion of Reviva Preferred Stock into Company's Common Stock [Member]
Conversion of Stock, Conversion Rate	0.414647